UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE
CAPITAL AND INCOME PORTFOLIO
FORM N-Q
MARCH 31, 2008

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited)	March 31, 2008

Shares	Security	Value

COMMON STOCKS — 69.0%
CONSUMER DISCRETIONARY — 7.0%
Media — 7.0%
57,020	E.W. Scripps Co., Class A Shares	$2,395,410
201,920	Lamar Advertising Co., Class A Shares *	7,254,986
326,908	Liberty Media Corp. — Entertainment, Series A *	7,401,197
358,750	Time Warner Inc.	5,029,675
392,300	Warner Music Group Corp.	1,953,654

	TOTAL CONSUMER DISCRETIONARY	24,034,922

CONSUMER STAPLES — 2.6%
Tobacco — 2.6%
122,410	Altria Group Inc.	2,717,502
122,410	Philip Morris International Inc. *	6,191,498

	TOTAL CONSUMER STAPLES	8,909,000

ENERGY — 11.9%
Energy Equipment & Services — 5.7%
38,830	Diamond Offshore Drilling Inc.	4,519,812
210,420	Halliburton Co.	8,275,819
35,100	National-Oilwell Varco Inc. *	2,049,138
38,100	Schlumberger Ltd.	3,314,700
16,490	SEACOR Holdings Inc. *	1,407,586

	Total Energy Equipment & Services	19,567,055

Oil, Gas & Consumable Fuels — 6.2%
35,065	Anadarko Petroleum Corp.	2,210,147
278,820	Crosstex Energy Inc.	9,465,939
48,230	Devon Energy Corp.	5,031,836
87,630	Newfield Exploration Co. *	4,631,245

	Total Oil, Gas & Consumable Fuels	21,339,167

	TOTAL ENERGY	40,906,222

EXCHANGE TRADED FUND — 0.5%
31,500	Market Vectors Agribusiness *	1,688,715

FINANCIALS — 13.9%
Capital Markets — 5.0%
329,900	Charles Schwab Corp.	6,212,017
257,820	Invesco Ltd.	6,280,495
218,404	Och-Ziff Capital Management Group	4,586,484

	Total Capital Markets	17,078,996

Commercial Banks — 1.9%
226,890	Wells Fargo & Co.	6,602,499

Consumer Finance — 1.9%
144,935	American Express Co.	6,336,558

Diversified Financial Services — 3.3%
135,542	Bank of America Corp.	5,138,397
143,700	JPMorgan Chase & Co.	6,171,915

	Total Diversified Financial Services	11,310,312

Insurance — 1.8%
145,269	American International Group Inc.	6,282,885

	TOTAL FINANCIALS	47,611,250

HEALTH CARE — 6.4%
Health Care Equipment & Supplies — 2.3%
159,525	Medtronic Inc.	7,716,224

Health Care Providers & Services — 1.0%
103,555	UnitedHealth Group Inc.	3,558,150

See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Shares	Security	Value

Health Care Technology — 1.5%
544,700	HLTH Corp. *	$5,196,438

Pharmaceuticals — 1.6%
129,800	Wyeth	5,420,448

	TOTAL HEALTH CARE	21,891,260

INDUSTRIALS — 11.3%
Building Products — 2.2%
414,400	Assa Abloy AB	7,517,800

Commercial Services & Supplies — 2.2%
241,350	Covanta Holding Corp. *	6,637,125
38,600	Monster Worldwide Inc. *	934,506

	Total Commercial Services & Supplies	7,571,631

Electrical Equipment — 0.6%
77,200	ABB Ltd., ADR	2,078,224

Industrial Conglomerates — 3.6%
262,540	General Electric Co.	9,716,605
49,000	McDermott International Inc. *	2,686,180

	Total Industrial Conglomerates	12,402,785

Machinery — 2.7%
226,220	Dover Corp.	9,451,472

	TOTAL INDUSTRIALS	39,021,912

INFORMATION TECHNOLOGY — 8.8%
Communications Equipment — 3.6%
248,570	Cisco Systems Inc. *	5,988,051
154,720	QUALCOMM Inc.	6,343,520

	Total Communications Equipment	12,331,571

Computers & Peripherals — 1.7%
404,930	EMC Corp. *	5,806,696

Internet Software & Services — 1.8%
181,210	VeriSign Inc. *	6,023,421

Software — 1.7%
306,060	Oracle Corp. *	5,986,534

	TOTAL INFORMATION TECHNOLOGY	30,148,222

MATERIALS — 0.8%
Metals & Mining — 0.8%
68,000	Goldcorp Inc.	2,635,000

TELECOMMUNICATION SERVICES — 2.8%
Wireless Telecommunication Services — 2.8%
185,220	Crown Castle International Corp. *	6,388,238
110,260	SBA Communications Corp., Class A *	3,289,056

	TOTAL TELECOMMUNICATION SERVICES	9,677,294

UTILITIES — 3.0%
Gas Utilities — 1.5%
111,730	National Fuel Gas Co.	5,274,773

Independent Power Producers & Energy Traders — 1.5%
132,100	NRG Energy Inc. *	5,150,579

	TOTAL UTILITIES	10,425,352

	TOTAL COMMON STOCKS
	(Cost — $259,113,460)	236,949,149

See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Shares	Security	Value

PREFERRED STOCKS — 0.1%
FINANCIALS — 0.1%
Thrifts & Mortgage Finance — 0.1%
8,850	Federal Home Loan Mortgage Corp. (FHLMC), 8.375% (a)	$215,940
300	Federal National Mortgage Association (FNMA), 7.000% (a)(b)	13,594
6,250	Federal National Mortgage Association (FNMA), 8.250% (a)	150,312

	TOTAL PREFERRED STOCKS
	(Cost — $393,460)	379,846

Face
Amount

ASSET-BACKED SECURITIES — 0.4%
Automobiles — 0.2%
$500,000	ARG Funding Corp., 4.290% due 4/20/11 (a)(c)	481,312

Home Equity — 0.2%
	ACE Securities Corp.:
136,173	3.089% due 11/25/33 (a)(b)	121,075
93,548	2.769% due 1/25/36 (a)(b)	37,402
3,348	Argent Securities Inc., 2.659% due 5/25/36 (a)(b)	3,338
87,617	Credit Suisse Mortgage Capital Certificates, 2.859% due 5/25/36 (a)(b)(c)	68,342
99,287	GSAMP Trust, 2.709% due 5/25/46 (a)(b)(c)	89,358
148,855	GSRPM Mortgage Loan Trust, 2.899% due 3/25/35 (a)(b)(c)	123,177
12,216	IXIS Real Estate Capital Trust, 2.659% due 8/25/36 (b)	12,146
114,534	Lehman XS Trust, 2.669% due 8/25/46 (b)	106,042
101,460	RAAC, 2.869% due 5/25/36 (b)(c)	89,968
121,862	Renaissance Home Equity Loan Trust, 4.499% due 3/25/34 (b)	93,989

	Total Home Equity	744,837

	TOTAL ASSET-BACKED SECURITIES
	(Cost — $1,421,201)	1,226,149

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
55,598	American Home Mortgage Investment Trust, 2.679% due 6/25/46 (a)(b)	54,366
210,000	Banc of America Commercial Mortgage Inc., 5.372% due 9/10/45 (a)(b)	207,540
140,321	Banc of America Funding Corp., 5.701% due 9/20/46 (a)(b)	120,396
155,261	Banc of America Mortgage Securities, 4.806% due 9/25/35 (a)(b)	147,362
	Countrywide Alternative Loan Trust:
142,680	3.449% due 11/20/35 (a)(b)	113,149
88,223	2.809% due 6/25/46 (a)(b)	73,630
129,795	2.809% due 7/25/46 (a)(b)	84,959
210,000	Credit Suisse Mortgage Capital Certificates, 5.555% due 2/15/39 (a)(b)	209,703
113,380	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 4.952% due 8/25/35 (a)(b)	103,651
	Downey Savings & Loan Association Mortgage Loan Trust:
106,412	2.769% due 3/19/45 (a)(b)	79,411
104,770	5.246% due 3/19/46 (a)(b)	81,491
104,739	5.246% due 3/19/47 (a)(b)	56,412
115,162	GSR Mortgage Loan Trust, 5.658% due 10/25/35 (a)(b)	116,870
	Harborview Mortgage Loan Trust:
41,158	2.959% due 11/19/34 (a)(b)	40,947
114,321	2.909% due 1/19/35 (a)(b)	100,125
128,852	2.809% due 1/19/36 (a)(b)	101,873
113,059	IMPAC Secured Assets Corp., 2.919% due 3/25/36 (a)(b)	80,705
	Indymac Index Mortgage Loan Trust:
14,663	3.029% due 8/25/34 (a)(b)	12,983
59,063	6.853% due 3/25/35 (a)(b)	47,841
138,806	2.799% due 6/25/47 (a)(b)	104,009
210,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.814% due 6/12/43 (b)	212,391
See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3% (continued)
$117,512	Luminent Mortgage Trust, 2.789% due 5/25/46 (b)	$89,061
	MASTR ARM Trust:
13,073	6.983% due 12/25/34 (b)	13,160
147,583	2.809% due 4/25/46 (b)	112,622
26,447	MASTR Seasoned Securities Trust, 6.688% due 10/25/32 (b)	25,918
35,902	Sequoia Mortgage Trust, 2.856% due 1/20/34 (b)	35,214
	Structured Adjustable Rate Mortgage Loan Trust:
196,579	4.920% due 3/25/34 (b)	181,185
89,158	5.194% due 1/25/35 (b)	90,418
	Structured Asset Mortgage Investments Inc.:
156,258	2.809% due 8/25/36 (b)	115,082
57,320	2.809% due 5/25/46 (b)	42,807
129,714	2.779% due 7/25/46 (b)	98,354
	Thornburg Mortgage Securities Trust:
311,342	6.217% due 9/25/37 (b)	281,376
333,339	6.225% due 9/25/37 (b)	310,587
170,327	2.799% due 12/25/45 (b)	169,927
203,612	2.769% due 1/25/46 (b)	199,944
	Washington Mutual Inc.:
183,535	2.869% due 12/25/45 (b)	142,326
89,400	2.889% due 12/25/45 (b)	70,780
	Washington Mutual Mortgage Pass-Through Certificates:
83,671	5.497% due 9/25/36 (b)	79,532
174,173	5.625% due 12/25/36 (b)	166,795
66,598	Wells Fargo Mortgage Backed Securities Trust, 5.241% due 4/25/36 (b)	66,003
83,751	Zuni Mortgage Loan Trust, 2.729% due 8/25/36 (b)	79,442

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $5,144,276)	4,520,347

COLLATERALIZED SENIOR LOANS — 1.6%
Aerospace & Defense — 0.1%
	Dubai Aerospace Enterprise, Term Loan:
143,011	6.990% due 7/31/14 (b)	138,274
144,091	7.890% due 7/31/14 (b)	139,317

	Total Aerospace & Defense	277,591

Airlines — 0.1%
249,373	Delta Airlines Inc., Term Loan, 8.082% due 4/30/14 (b)	199,125
178,950	United Airlines Inc., Term Loan B, 4.774% due 1/12/14 (b)	140,252

	Total Airlines	339,377

Commercial Services & Supplies — 0.0%
248,747	US Investigations Services Inc., Term Loan B, 5.599% due 2/21/15 (b)	209,569

Containers & Packaging — 0.1%
250,000	Graphic Packaging International, Term Loan C, 5.450% due 5/16/14 (b)	228,750

Diversified Consumer Services — 0.0%
249,375	Thomson Learning Hold, Term Loan B, 5.200% due 7/5/14 (b)	215,086

Diversified Telecommunication Services — 0.0%
168,750	Insight Midwest, Term Loan B, 6.480% due 4/10/14 (b)	154,406

Electric Utilities — 0.1%
498,750	TXU Corp., Term Loan B, 6.579% due 10/10/14 (b)	455,393

Health Care Equipment & Supplies — 0.1%
	Bausch & Lomb Inc.:
200,000	Term Loan, 8.106% due 4/11/15 (b)	194,659
See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Health Care Equipment & Supplies — 0.1% (continued)
$50,000	Term Loan B, 8.143 due 4/11/15 (b)	$48,665

	Total Health Care Equipment & Supplies	243,324

Health Care Providers & Services — 0.1%
	Community Health Systems Inc.:
15,468	Term Loan, 7.756 due 7/2/14 (b)	14,292
226,756	Term Loan B, 5.335% due 7/2/14 (b)	209,509
248,744	HCA Inc., Term Loan B, 4.946% due 11/1/13 (b)	229,133

	Total Health Care Providers & Services	452,934

Hotels, Restaurants & Leisure — 0.1%
	Aramark Corp, Term Loan:
14,607	1.875% due 1/31/14 (b)	13,645
229,916	4.571% due 1/31/14 (b)	214,780

	Total Hotels, Restaurants & Leisure	228,425

IT Services — 0.1%
249,375	First Data Corp., Term Loan, 5.355% due 10/15/14 (b)	225,004

Media — 0.4%
250,000	Charter Communications, Term Loan B, 7.360% due 3/15/14 (b)	211,823
249,343	CMP Susquehanna Corp., Term Loan, 4.877% due 6/7/13 (b)	198,228
499,370	Idearc Inc., Term Loan B, 4.700% due 11/1/14 (b)	401,806
248,750	LodgeNet Entertainment Corp., Term Loan B, 7.200% due 4/4/14 (b)	207,084
249,369	Regal Cinemas Corp., Term Loan B, 6.330% due 10/19/10 (b)	232,599
250,000	UPC Broadband Holding BV, Term Loan N, 4.869% due 3/30/14 (b)	223,125

	Total Media	1,474,665

Multiline Retail — 0.1%
250,000	Neiman Marcus Group Inc., Term Loan B, 4.758% due 3/13/13 (b)	231,899

Paper & Forest Products — 0.1%
250,000	NewPage Corp., Term Loan, Tranche B, 8.750% due 11/5/14 (b)	245,035

Pharmaceuticals — 0.1%
249,372	Royalty Pharma, Term Loan B, 4.946% due 5/15/14 (b)	247,969

Specialty Retail — 0.0%
248,741	Michaels Stores Inc. Term Loan B, 5.751% due 10/31/13 (b)	209,051

Wireless Telecommunication Services — 0.1%
	Telesat Canada:
1,312	Delayed Draw Term Loan, Tranch B, 5.790% due 10/15/14 (b)	1,219
18,373	Term Loan, 6.260% due 10/15/14 (b)	17,059
230,315	Telesat Ganada, Term Loan B, 6.921% due 10/15/14 (b)	213,851

	Total Wireless Telecommunication Services	232,129

	TOTAL COLLATERALIZED SENIOR LOANS
	(Cost — $6,219,973)	5,670,607

CORPORATE BONDS & NOTES — 11.6%
Aerospace & Defense — 0.1%
50,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16 (a)	48,875
	Hawker Beechcraft Acquisition Co.:
220,000	8.875% due 4/1/15 (a)(d)	226,050
160,000	9.750% due 4/1/17 (a)	160,000

	Total Aerospace & Defense	434,925

Airlines — 0.1%
	Continental Airlines Inc., Pass-Through Certificates:
See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Airlines — 0.1% (continued)
$109,267	8.312% due 4/2/11 (a)	$102,165
40,000	7.339% due 4/19/14 (a)	35,600
250,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)(c)	247,500

	Total Airlines	385,265

Auto Components — 0.2%
110,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (a)(c)(d)	92,950
25,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	14,125
635,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	522,287

	Total Auto Components	629,362

Automobiles — 0.2%
90,000	DaimlerChrysler North America Holding Corp., Notes, 4.050% due 6/4/08 (a)	90,037
210,000	Ford Motor Co., Notes, 7.450% due 7/16/31 (a)	139,650
	General Motors Corp., Senior Debentures:
100,000	8.250% due 7/15/23 (a)	70,500
640,000	8.375% due 7/15/33 (a)	454,400

	Total Automobiles	754,587

Beverages — 0.1%
270,000	Constellation Brands Inc., Senior Notes, 8.375% due 12/15/14 (a)	279,450

Building Products — 0.2%
	Associated Materials Inc.:
290,000	Senior Discount Notes, step bond to yield 15.383% due 3/1/14 (a)	199,375
220,000	Senior Subordinated Notes, 9.750% due 4/15/12 (a)	214,500
415,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 18.667% due 3/1/14	203,350

	Total Building Products	617,225

Capital Markets — 0.3%
	Bear Stearns Co. Inc.:
60,000	7.250% due 2/1/18 (a)	62,112
100,000	Senior Notes, 6.400% due 10/2/17 (a)	98,914
40,000	Subordinated Notes, 5.550% due 1/22/17 (a)	35,774
30,000	Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11 (a)	31,092
60,000	Goldman Sachs Group Inc., Senior Notes, 4.500% due 6/15/10 (a)	60,486
110,000	Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16 (c)	74,326
10,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12 (b)(e)	6,330
	Lehman Brothers Holdings Inc.:
40,000	5.250% due 2/6/12	38,630
360,000	Medium-Term Notes, 6.750% due 12/28/17	346,678
50,000	Senior Notes, Medium-Term Notes, 6.200% due 9/26/14	49,381
30,000	Merrill Lynch & Co. Inc., Senior Notes, 5.450% due 2/5/13	29,547
	Morgan Stanley:
10,000	Medium-Term Notes, 4.401% due 10/18/16 (b)	9,023
250,000	Subordinated Notes, 4.750% due 4/1/14	232,366

	Total Capital Markets	1,074,659

Chemicals — 0.0%
	Georgia Gulf Corp., Senior Notes:
155,000	9.500% due 10/15/14 (a)	120,512
90,000	10.750% due 10/15/16 (a)	59,400
See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Chemicals — 0.0% (continued)
$5,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14 (a)	$5,325

	Total Chemicals	185,237

Commercial Banks — 0.4%
	Glitnir Banki HF:
100,000	Notes, 6.375% due 9/25/12 (a)(c)	85,404
100,000	Subordinated Notes, 6.693% due 6/15/16 (a)(b)(c)	80,656
40,000	HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds, 6.071% due 6/30/14 (a)(b)(c)(e)	35,176
200,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (b)(c)	174,249
150,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (b)(c)(e)	131,174
50,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (b)(c)	49,652
110,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (b)(c)(e)	73,010
70,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (b)	55,589
	TuranAlem Finance BV, Bonds:
310,000	8.250% due 1/22/37 (c)	245,458
140,000	8.250% due 1/22/37 (c)	110,152
120,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	118,686
100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	90,391

	Total Commercial Banks	1,249,597

Commercial Services & Supplies — 0.3%
155,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11 (a)	134,075
80,000	Allied Waste North America Inc., Senior Notes, 6.875% due 6/1/17 (a)	78,800
185,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13 (a)	189,163
130,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	109,200
320,000	US Investigations Services Inc., Senior Notes, 10.500% due 11/1/15 (c)	262,400
70,000	Waste Management Inc., Senior Note, 6.375% due 11/15/12	72,765

	Total Commercial Services & Supplies	846,403

Consumer Finance — 0.8%
	Ford Motor Credit Co.:
70,000	Notes, 7.375% due 10/28/09 (a)	63,802
	Senior Notes:
400,000	5.800% due 1/12/09 (a)	381,144
1,055,000	9.875% due 8/10/11 (a)	941,439
100,000	8.000% due 12/15/16 (a)	78,393
	General Motors Acceptance Corp.:
700,000	Bonds, 8.000% due 11/1/31 (a)	502,753
	Notes:
10,000	5.125% due 5/9/08 (a)	9,942
200,000	5.625% due 5/15/09 (a)	182,307
340,000	7.250% due 3/2/11 (a)	267,867
470,000	6.875% due 9/15/11 (a)	359,978
20,000	Senior Notes, 5.850% due 1/14/09 (a)	18,653

	Total Consumer Finance	2,806,278

Containers & Packaging — 0.1%
	Graham Packaging Co. Inc.:
50,000	8.500% due 10/15/12 (a)	45,250
70,000	Senior Subordinated Notes, 9.875% due 10/15/14 (a)	59,150
See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Containers & Packaging — 0.1% (continued)
$145,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	$139,925
15,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (c)	13,725
155,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17	130,975

	Total Containers & Packaging	389,025

Diversified Consumer Services — 0.0%
155,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16 (a)	124,000

Diversified Financial Services — 0.7%
130,000	AAC Group Holding Corp., Senior Discount Notes, step bond to yield 10.335% due 10/1/12 (a)	105,950
40,000	Aiful Corp., Notes, 5.000% due 8/10/10 (a)(c)	37,744
93,921	Air 2 US, 8.027% due 10/1/19 (a)(c)	85,468
75,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (c)	55,125
75,000	Capital One Bank, Notes, 5.750% due 9/15/10 (a)	72,903
50,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)(c)	42,250
170,000	Citigroup Inc., 6.875% due 3/5/38 (a)	170,417
125,000	Countrywide Home Loans Inc., Medium-Term Notes, 4.125% due 9/15/09 (a)	112,659
100,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11 (a)(c)	102,744
40,000	European Investment Bank, 4.625% due 3/21/12 (a)	42,563
10,000	General Electric Capital Corp., Subordinated Debentures, 6.375% due 11/15/67 (a)(b)	9,802
100,000	Glen Meadow Pass-Through Certificates, 6.505% due 2/12/67 (a)(b)(c)	83,356
200,000	HSBC Finance Corp., Senior Notes, 8.000% due 7/15/10 (a)	211,168
225,000	International Lease Finance Corp., Medium-Term Notes, 4.375% due 11/1/09	223,142
225,000	JPMorgan Chase & Co., Subordinated Notes, 5.750% due 1/2/13	235,294
130,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	131,300
	Residential Capital LLC, Senior Notes:
20,000	7.098% due 4/17/09 (b)	11,500
50,000	6.178% due 5/22/09 (b)	28,750
590,000	8.000% due 2/22/11	292,050
100,000	SMFG Preferred Capital, Bonds, 6.078% due 1/25/17 (b)(c)(e)	78,900
	Vanguard Health Holdings Co.:
100,000	I LLC, Senior Discount Notes, step bond to yield 12.761% due 10/1/15	77,000
195,000	II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	188,662

	Total Diversified Financial Services	2,398,747

Diversified Telecommunication Services — 1.1%
210,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28 (a)	169,050
135,000	Citizens Communications Co., 7.050% due 10/1/46 (a)	93,150
75,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16 (a)	74,268
260,000	Embarq Corp., Senior Notes, 6.738% due 6/1/13 (a)	251,689
	Hawaiian Telcom Communications Inc.:
100,000	Senior Notes, 9.750% due 5/1/13 (a)	54,500
180,000	Senior Subordinated Notes, 12.500% due 5/1/15 (a)	65,700
	Intelsat Bermuda Ltd.:
180,000	9.250% due 6/15/16 (a)	182,250
215,000	Senior Notes, 11.250% due 6/15/16	219,031
50,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	53,718
350,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	343,875
230,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	189,175
265,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (c)	258,375
See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Diversified Telecommunication Services — 1.1% (continued)
	Qwest Corp.:
$355,000	Notes, 6.050% due 6/15/13 (b)	$321,275
40,000	Senior Notes, 7.500% due 10/1/14	39,200
130,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15	118,284
250,000	Verizon Florida Inc., Senior Notes, 6.125% due 1/15/13	260,808
	Virgin Media Finance PLC, Senior Notes:
40,000	8.750% due 4/15/14	36,100
260,000	9.125% due 8/15/16	234,000
240,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (c)	246,000
	Windstream Corp.:
290,000	8.125% due 8/1/13	286,375
245,000	Senior Notes, 8.625% due 8/1/16	241,937

	Total Diversified Telecommunication Services	3,738,760

Electric Utilities — 0.2%
70,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12 (a)	74,502
30,000	Exelon Corp., Bonds, 5.625% due 6/15/35 (a)	26,467
	FirstEnergy Corp., Notes:
40,000	6.450% due 11/15/11 (a)	41,904
100,000	7.375% due 11/15/31 (a)	109,097
90,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	98,775
	Pacific Gas & Electric Co.:
150,000	5.625% due 11/30/17	154,379
45,000	First Mortgage Bonds, 6.050% due 3/1/34	44,257
60,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (c)	41,400

	Total Electric Utilities	590,781

Electronic Equipment & Instruments — 0.0%
75,000	NXP BV/NXP Funding LLC, Senior Notes, 9.500% due 10/15/15	61,875

Energy Equipment & Services — 0.1%
250,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (a)	241,250
100,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14 (c)	100,250
5,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	5,225
10,000	Southern Natural Gas Co., Notes, 5.900% due 4/1/17 (c)	9,825

	Total Energy Equipment & Services	356,550

Food & Staples Retailing — 0.1%
159,538	CVS Caremark Corp., 6.943% due 1/10/30 (a)(c)	169,174

Gas Utilities — 0.1%
280,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	274,400

Health Care Equipment & Supplies — 0.0%
55,000	Advanced Medical Optics Inc., 7.500% due 5/1/17 (a)	47,575

Health Care Providers & Services — 0.6%
60,000	Cardinal Health Inc., 5.850% due 12/15/17 (a)	60,192
210,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (a)	211,837
270,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15 (a)	264,600
	HCA Inc.:
30,000	Notes, 6.375% due 1/15/15 (a)	25,538
145,000	Senior Notes, 6.500% due 2/15/16 (a)	122,888
	Senior Secured Notes:
10,000	9.250% due 11/15/16 (a)	10,400
527,000	9.625% due 11/15/16 (a)(d)	548,080
	Tenet Healthcare Corp., Senior Notes:
See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Health Care Providers & Services — 0.6% (continued)
$110,000	6.375% due 12/1/11	$99,825
240,000	6.500% due 6/1/12	213,000
250,000	9.875% due 7/1/14	243,125
5,000	6.875% due 11/15/31	3,525
	Universal Hospital Services Inc.:
30,000	8.288% due 6/1/15 (b)	26,850
25,000	8.500% due 6/1/15 (d)	25,125
260,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12 (b)(d)	201,500
10,000	WellPoint Inc., Senior Notes, 5.875% due 6/15/17	9,804

	Total Health Care Providers & Services	2,066,289

Hotels, Restaurants & Leisure — 0.3%
120,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (f)	4,200
55,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13 (a)	53,350
50,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)(c)	35,500
257,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (a)	250,575
	MGM MIRAGE Inc.:
	Senior Notes:
150,000	7.500% due 6/1/16	135,750
25,000	7.625% due 1/15/17	22,875
34,882	Senior Subordinated Notes, 9.375% due 2/15/10	36,103
180,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	180,000
100,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	83,500
240,000	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16	194,400

	Total Hotels, Restaurants & Leisure	996,253

Household Durables — 0.2%
100,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	88,000
30,000	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17 (a)	23,250
360,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	364,500
50,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.485% due 9/1/12	44,000

	Total Household Durables	519,750

Independent Power Producers & Energy Traders — 1.1%
	AES Corp.:
320,000	8.000% due 10/15/17 (a)	325,600
	Senior Notes:
31,000	8.875% due 2/15/11 (a)	32,628
300,000	7.750% due 3/1/14 (a)	303,375
350,000	7.750% due 10/15/15 (a)	354,375
	Dynegy Holdings Inc., Senior Notes:
170,000	8.375% due 5/1/16 (a)	169,150
220,000	7.750% due 6/1/19 (a)	206,800
	Edison Mission Energy, Senior Notes:
140,000	7.750% due 6/15/16 (a)	144,900
40,000	7.200% due 5/15/19 (a)	39,700
90,000	7.625% due 5/15/27 (a)	85,050
970,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(c)(d)	965,150
200,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	203,000
690,000	NRG Energy Inc., Senior Notes, 7.375% due 2/1/16	677,925
	TXU Corp., Senior Notes:
80,000	5.550% due 11/15/14	62,867
See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Independent Power Producers & Energy Traders — 1.1% (continued)
$75,000	6.550% due 11/15/34	$53,323

	Total Independent Power Producers & Energy Traders	3,623,843

Industrial Conglomerates — 0.0%
140,000	Tyco International Group SA, Notes, 6.000% due 11/15/13	140,749

Insurance — 0.0%
30,000	American International Group Inc., Medium-Term Notes, 5.850% due 1/16/18 (a)	29,494
70,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	55,784
80,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (b)	70,678

	Total Insurance	155,956

IT Services — 0.1%
70,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(c)(d)	58,625
70,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09 (a)	71,420
245,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	247,450

	Total IT Services	377,495

Machinery — 0.0%
40,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	39,800

Media — 0.8%
205,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15 (a)	198,850
55,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Accreting Notes, 12.125% due 1/15/15 (a)	28,325
640,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (a)	448,000
	CCH II LLC/CCH II Capital Corp., Senior Notes:
30,000	10.250% due 9/15/10 (a)	27,450
16,000	10.250% due 10/1/13 (a)	13,800
140,000	Charter Communications Inc., 10.875% due 9/15/14 (a)(c)	138,600
50,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11 (a)	44,154
125,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13 (a)	138,996
90,000	Comcast Corp., Notes, 6.500% due 1/15/17 (a)	92,072
165,000	CSC Holdings Inc., Senior Notes, 8.125% due 7/15/09 (a)	167,062
200,000	EchoStar DBS Corp., Senior Notes, 7.000% due 10/1/13 (a)	189,500
120,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (a)	78,300
20,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	17,700
130,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09	131,101
10,000	News America Inc., Notes, 6.650% due 11/15/37 (c)	10,118
	R.H. Donnelley Corp.:
80,000	Senior Discount Notes, 6.875% due 1/15/13	49,200
370,000	Senior Notes, 8.875% due 10/15/17 (c)	233,100
40,000	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	45,134
640,000	Time Warner Inc., Senior Notes, 6.875% due 5/1/12 (a)	661,279
200,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (c)	173,000

	Total Media	2,885,741

Metals & Mining — 0.7%
390,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (a)	414,862
285,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	280,725
90,000	Noranda Aluminum Holding Corp., Senior Notes, 10.488% due 11/15/14 (c)(d)	66,600
220,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	195,800
340,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (c)	323,000
535,000	Steel Dynamics Inc., 7.375% due 11/1/12 (c)	543,025
See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Metals & Mining — 0.7% (continued)
$175,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	$154,875
106,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	103,956

	Total Metals & Mining	2,082,843

Multi-Utilities — 0.0%
70,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12 (a)	73,376

Multiline Retail — 0.2%
200,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (a)(d)	176,000
	Neiman Marcus Group Inc.:
4,000	Senior Notes, 9.000% due 10/15/15 (d)	4,020
391,000	Senior Subordinated Notes, 10.375% due 10/15/15	392,955

	Total Multiline Retail	572,975

Office Electronics — 0.0%
20,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17	21,148

Oil, Gas & Consumable Fuels — 1.6%
200,000	Amerada Hess Corp., 6.650% due 8/15/11 (a)	215,490
60,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31 (a)	67,701
40,000	Anadarko Petroleum Corp., Senior Notes, 5.950% due 9/15/16 (a)	41,434
	Apache Corp.:
190,000	5.625% due 1/15/17 (a)	198,548
70,000	Senior Notes, 5.250% due 4/15/13 (a)	73,373
155,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12 (a)	156,162
	Chesapeake Energy Corp., Senior Notes:
355,000	6.375% due 6/15/15 (a)	346,125
60,000	6.500% due 8/15/17 (a)	58,200
5,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15 (a)	5,100
130,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (a)	148,459
	El Paso Corp.:
35,000	Medium-Term Notes, 7.800% due 8/1/31 (a)	36,111
510,000	Senior Subordinated Notes, 7.000% due 6/15/17 (a)	527,090
250,000	Enterprise Products Operating LP, 7.034% due 1/15/68 (a)	212,571
240,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11 (a)	234,600
90,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (a)(c)	83,475
60,000	Hess Corp., Notes, 7.300% due 8/15/31 (a)	67,801
135,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	129,937
	Kerr-McGee Corp.:
70,000	6.950% due 7/1/24	74,392
	Notes:
100,000	6.875% due 9/15/11	107,575
105,000	7.875% due 9/15/31	123,312
	Kinder Morgan Energy Partners LP:
40,000	6.750% due 3/15/11	41,933
	Senior Notes:
10,000	6.300% due 2/1/09	10,198
140,000	6.000% due 2/1/17	139,560
70,000	Mariner Energy Inc., Senior Notes, 8.000% due 5/15/17	67,200
105,000	Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	112,088
	OPTI Canada Inc., Senior Secured Notes:
130,000	7.875% due 12/15/14	127,725
70,000	8.250% due 12/15/14	69,650
135,000	Overseas Shipholding Group Inc., 8.250% due 3/15/13	136,181
150,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	158,625
56,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	58,023
See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Oil, Gas & Consumable Fuels — 1.6% (continued)
$40,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	$40,088
	Petroplus Finance Ltd.:
75,000	6.750% due 5/1/14 (c)	68,813
60,000	Senior Note, 7.000% due 5/1/17 (c)	53,850
285,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (c)	262,200
175,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	174,125
120,000	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	127,500
60,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (c)	55,950
135,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	134,325
	Williams Cos. Inc.:
65,000	Debentures, 7.500% due 1/15/31	68,088
165,000	Notes, 6.489% due 5/1/09 (b)(c)	167,475
	XTO Energy Inc.:
140,000	5.650% due 4/1/16	143,847
50,000	Senior Notes, 7.500% due 4/15/12	55,427

	Total Oil, Gas & Consumable Fuels	5,180,327

Paper & Forest Products — 0.3%
	Abitibi-Consolidated Co. of Canada:
390,000	13.750% due 4/1/11 (c)	400,725
	Senior Notes:
20,000	7.750% due 6/15/11	10,900
145,000	8.375% due 4/1/15	75,400
	Abitibi-Consolidated Inc.:
75,000	Debentures, 7.400% due 4/1/18	33,375
270,000	Notes, 8.550% due 8/1/10	156,600
	Appleton Papers Inc.:
140,000	Senior Notes, 8.125% due 6/15/11 (a)	135,450
40,000	Senior Subordinated Notes, 9.750% due 6/15/14 (a)	38,100
115,000	NewPage Corp., Senior Secured Notes, 9.489% due 5/1/12 (b)	114,425
120,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	106,200
80,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	84,187

	Total Paper & Forest Products	1,155,362

Pharmaceuticals — 0.0%
275,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (f)(j)	1,031
40,000	Wyeth, 5.950% due 4/1/37	39,215

	Total Pharmaceuticals	40,246

Real Estate Investment Trusts (REITs) — 0.0%
80,000	Forest City Enterprises Inc., Senior Notes, 6.500% due 2/1/17 (a)	72,400
75,000	iStar Financial Inc., Senior Notes, 4.875% due 1/15/09 (a)	67,513
5,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	4,850

	Total Real Estate Investment Trusts (REITs)	144,763

Real Estate Management & Development — 0.0%
20,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15 (a)	10,800
275,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	123,750

	Total Real Estate Management & Development	134,550

Road & Rail — 0.2%
30,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	31,125
530,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16 (a)	498,862
See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Road & Rail — 0.2% (continued)
$190,502	Union Pacific Corp., Pass-Through Certificates, 5.404% due 7/2/25	$191,552

	Total Road & Rail	721,539

Semiconductors & Semiconductor Equipment — 0.0%
15,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (a)	11,812

Software — 0.0%
80,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (a)	67,600

Specialty Retail — 0.0%
105,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12 (a)	86,100
60,000	Michaels Stores Inc., 11.375% due 11/1/16	47,400

	Total Specialty Retail	133,500

Thrifts & Mortgage Finance — 0.0%
	Countrywide Financial Corp., Medium-Term Notes:
20,000	2.874% due 6/18/08 (a)(b)	19,662
20,000	4.786% due 1/5/09 (a)(b)	18,723
10,000	Countrywide Home Loans Inc., Notes, 5.625% due 7/15/09 (a)	9,177

	Total Thrifts & Mortgage Finance	47,562

Tobacco — 0.0%
	Alliance One International Inc., Senior Notes:
50,000	8.500% due 5/15/12 (a)	47,250
30,000	11.000% due 5/15/12 (a)	30,600

	Total Tobacco	77,850

Trading Companies & Distributors — 0.2%
200,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)(c)	163,000
160,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16 (a)	132,800
235,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (c)	199,750

	Total Trading Companies & Distributors	495,550

Transportation Infrastructure — 0.0%
	Saint Acquisition Corp.:
165,000	Secured Notes, 12.500% due 5/15/17 (c)	68,062
95,000	Senior Secured Notes, 10.815% due 5/15/15 (b)(c)	38,238

	Total Transportation Infrastructure	106,300

Wireless Telecommunication Services — 0.2%
140,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(c)(d)	121,100
50,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	46,250
40,000	Nextel Communications Inc., Senior Notes, 6.875% due 10/31/13	31,623
	Rural Cellular Corp.:
20,000	Senior Notes, 9.875% due 2/1/10	20,650
80,000	Senior Subordinated Notes, 6.076% due 6/1/13 (b)	80,400
235,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	217,552

	Total Wireless Telecommunication Services	517,575

	TOTAL CORPORATE BONDS & NOTES (Cost — $43,703,401)	39,804,629

MORTGAGE-BACKED SECURITIES — 3.9%
FHLMC — 1.9%
	Federal Home Loan Mortgage Corp. (FHLMC):
234,855	5.118% due 6/1/35 (a)(b)	238,890
2,608,572	6.895% due 8/1/36 (a)(b)	2,658,511
	Gold:
1,462,147	6.000% due 7/1/21 (a)	1,506,058
See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

FHLMC — 1.9% (continued)
$2,020,618	5.500% due 12/1/37 (a)	$2,043,181

	TOTAL FHLMC	6,446,640

FNMA — 2.0%
	Federal National Mortgage Association (FNMA):
13,453	7.000% due 7/1/15-2/1/29 (a)	14,243
236,244	4.500% due 11/1/23 (a)	232,853
185,550	6.500% due 6/1/28-7/1/28 (a)	194,077
17,445	8.000% due 1/1/31 (a)	18,913
2,649	7.500% due 3/1/31 (a)	2,860
171,385	4.855% due 1/1/35 (a)(b)	178,784
148,795	5.143% due 9/1/35 (a)(b)	152,169
577,934	5.624% due 8/1/37 (a)(b)	594,370
4,100,000	5.000% due 4/14/38-5/13/38 (g)	4,056,172
1,400,000	5.500% due 4/14/38 (g)	1,413,343

	TOTAL FNMA	6,857,784

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $13,146,179)	13,304,424

SOVEREIGN BONDS — 0.1%
Mexico — 0.0%
91,000	United Mexican States, Medium-Term Notes, Series A, 6.750% due 9/27/34	101,583

Russia — 0.1%
188,100	Russian Federation, 7.500% due 3/31/30 (a)(c)	216,844

	TOTAL SOVEREIGN BONDS (Cost — $305,888)	318,427

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.0%
U.S. Government Agencies — 0.0%
10,000	Federal National Mortgage Association (FNMA), 6.000% due 5/15/11 (a)	10,941
80,000	Tennessee Valley Authority, 5.980% due 4/1/36	90,329

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $98,250)	101,270

U.S. TREASURY INFLATION PROTECTED SECURITIES — 0.4%
74,433	U.S. Treasury Bonds, Inflation Indexed, 2.000% due 1/15/26	76,759
	U.S. Treasury Notes, Inflation Indexed:
1,119,630	2.000% due 7/15/14	1,216,287
95,700	2.000% due 1/15/16	103,797

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $1,280,284)	1,396,843

Contracts

PURCHASED OPTIONS — 1.1%
138	Eurodollar Futures, Call @ $94.00, expires 6/16/08	1,286,850
180	General Electric Co., Call @ $30.00, expires 1/16/10	163,800
182	Johnson & Johnson, Call @ $60.00, expires 1/17/09	132,860
61	Johnson & Johnson, Call @ $65.00, expires 1/17/09	25,620
613	S&P 500 Index, Put @ $1,300.00, expires 5/17/08	2,206,800

	TOTAL PURCHASED OPTIONS (Cost — $3,051,631)	3,815,930

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $333,878,003)	$307,487,621

See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 9.3%
U.S. Government Agency — 0.0%
$48,000	Federal National Mortgage Association (FNMA), Discount Notes, 1.825% due 12/15/08 (a)(h)(i) (Cost — $47,381)	$47,327

Repurchase Agreement — 9.3%
31,828,000	State Street Bank & Trust Co., dated 3/31/08, 0.870% due 4/1/08; Proceeds at maturity — $31,828,769; (Fully collateralized by U.S. Treasury Bonds, 5.500% due 8/15/28; Market value - $32,468,625) (Cost — $31,828,000) (a)	31,828,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $31,875,381)	31,875,327

	TOTAL INVESTMENTS — 98.8% (Cost — $365,753,384#)	339,362,948
	Other Assets in Excess of Liabilities — 1.2%	4,006,436

	TOTAL NET ASSETS — 100.0%	$343,369,384

*	Non-income producing security.

(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts and to-be-announced (“TBA”) securities.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Security is currently in default.

(g)	This security is traded on a TBA basis (See Note 1).

(h)	Rate shown represents yield-to-maturity.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Illigrid security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Schedule of Options Written

		Expiration	Strike
Contracts	Security	Date	Price	Value

5	U.S. Treasury Notes 10-Year Futures, Put	5/23/08	$110.50	$235
5	U.S. Treasury Notes 10-Year Futures, Call	5/23/08	119.00	8,828

	Total Options Written (Premiums Received — $5,341)			$9,063

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
ARM	— Adjustable Rate Mortgage
MASTR	— Mortgage Asset Securitization Transactions Inc.
MTN	— Medium-Term Note
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Capital and Income Portfolio (the “Fund”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(c) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.
The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

Notes to Schedule of Investments (unaudited) (continued)
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(f) Swap Contracts. Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.
Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.
(g) Credit Default Swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Entering into a CDS swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Notes to Schedule of Investments (unaudited) (continued)
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(i) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

				Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	March 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$339,362,948	$237,328,995	$102,033,953	—
Other Financial
Instruments*	148,729	180,592	(31,863)	—

Total	$339,511,677	$237,509,587	$102,002,090	—

*	Other financial instruments include options, futures, swaps and forward contracts.
3. Investments
At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,241,941
Gross unrealized depreciation	(34,632,377)

Net unrealized depreciation	$(26,390,436)

At March 31, 2008, the Fund had the following open futures contracts:

Notes to Schedule of Investments (unaudited) (continued)

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain(Loss)

Contracts to Buy:
Euro	2	6/08	$474,860	$488,650	$13,790
Germany Federal Republic	14	6/08	2,583,497	2,566,128	(17,369)
U.S. 2 Year Treasury Notes	11	6/08	2,348,977	2,361,219	12,242
U.S. 5 Year Treasury Notes	94	6/08	10,583,423	10,738,031	154,608
U.S. Treasury Bonds	22	6/08	2,540,938	2,613,531	72,593

					235,864

Contracts to Sell:
U.S. 10 Year Treasury Notes	17	6/08	1,966,931	2,022,203	(55,272)

Net Unrealized Gain on Open Futures Contracts					$180,592

At March 31, 2008, the Fund had the following open forward foreign currency contracts:

				Unrealized
Foreign Currency	Local Currency	Market Value	Settlement Date	Gain(Loss)

Contracts to Buy:
Japanese Yen	16,608,000	$166,695	5/7/08	$9,422

Contracts to Sell:
Euro	670,000	1,057,398	5/7/08	(65,128)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(55,706)

During the period ended March 31, 2008, written option transactions for the Fund were as follows:

	Number of
	Contracts	Premiums

Options written, outstanding December 31, 2007	5,958	$1,700,274

Options written	3,416	668,158
Options closed	(8,978)	(2,279,779)
Options expired	(386)	(83,312)

Options written, outstanding March 31, 2008	10	$5,341

At March 31, 2008, the Fund held the following interest rate swap contracts:

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	4/3/08
Notional Amount:	$400,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 4.00%
Termination Date:	12/15/09
Unrealized Appreciation	$10,470

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	4/3/08
Notional Amount:	$386,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 4.40%
Termination Date:	5/31/12
Unrealized Appreciation	$19,183

Notes to Schedule of Investments (unaudited) (continued)
At March 31, 2008, the Fund held the following credit default swap contracts:

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	11/3/07
Reference Entity:	Ambac Assurance Corp.
Notional Amount:	$20,000
Payments Made by Fund:	Fixed Rate, 3.600%
Payments Received by Fund:	Payment only if credit event occurs
Termination Date:	12/20/12
Unrealized Depreciation	$(2,287)

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	11/3/07
Reference Entity:	MBIA Insurance Corp.
Notional Amount:	$10,000
Payments Made by Fund:	Payment only if credit event occurs
Payments Received by Fund:	Fixed Rate, 3.050%
Termination Date:	12/20/12
Unrealized Depreciation	$(1,373)

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	11/3/07
Reference Entity:	Ambac Assurance Corp.
Notional Amount:	$10,000
Payments Made by Fund:	Fixed Rate, 3.600%
Payments Received by Fund:	Payment only if credit event occurs
Termination Date:	12/20/12
Unrealized Depreciation	$(1,144)

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	11/3/07
Reference Entity:	MBIA Insurance Corp.
Notional Amount:	$20,000
Payments Made by Fund:	Payment only if credit event occurs
Payments Received by Fund:	Fixed Rate, 3.100%
Termination Date:	12/20/12
Unrealized Appreciation	$2,716
4. Recent Accounting Pronouncements
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.   CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.   EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer
Date: May 22, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer
Date: May 22, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak Chief Financial Officer
Date: May 22, 2008